Accounts Receivable (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Letters Of Credit Maturity Period	90 days
Percentage Of Accounts Receivable Denominated In Foreign Currencies	33.50%	51.50%
Accounts Receivable Pledged As Collateral For Short Term Borrowings	¥ 128,917	¥ 446,778	$ 19,901
Customer Advances, Current	¥ 725,170	¥ 935,935	$ 111,947
Accounts Receivable Credit Term	4 months